1933 Act Registration No. 333-19181
                                          1940 Act File No. 811-07997

                       SECURITIES AND EXCHANGE COMMISSION

                                              Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
Post-Effective Amendment No. 8                                           [X]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
Amendment No. 9                                                          [X]

                          LIBERTY-STEIN ROE FUNDS TRUST
                (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                 (Address of Principal Executive Offices) (Zip Code)

                                 1-800-338-2550
                  (Registrant's Telephone Number, including Area Code)

Name and Address of Agents for Service:         Copy to:
---------------------------------------         -------

Jean Loewenberg, Esq.                           Cameron S. Avery
Liberty-Stein Roe Funds Trust                   Bell, Boyd & Lloyd
One Financial Center                            Three First National Plaza
Boston, Massachusetts 02111                     70 W. Madison Street, Suite 3300
                                            Chicago, Illinois  60602

                                                John M. Loder
                                                Ropes & Gray
                                                One International Place
                                                Boston, MA 02110-2624


It is proposed that this filing will become effective (check appropriate box):
 [ ] immediately upon filing pursuant to paragraph (b)
    [X] on November 1, 2002 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph(a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register under the Securities Act of 1933 an indefinite number of its shares of beneficial interest, without par value, of the series of shares designated Stein Roe Institutional Client High Yield Fund.

STEIN ROE
INSTITUTIONAL CLIENT HIGH YIELD FUND
------------------------------------------------------------------------------


PROSPECTUS
NOVEMBER 1, 2002

ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                        STEIN ROE
                                                        MUTUAL FUNDS

CONTENTS


    The Fund                                                                 3
        Investment Goals                                                     3
        Principal Investment Strategies                                      3
        Principal Investment Risks                                           3
        Fund Performance                                                     5
        Your Expenses                                                        6

    Financial Highlights                                                     8

    Your Account                                                             9
        Purchasing Shares                                                    9
        Determining Share Price                                              9
        Selling Shares                                                      10
        Fund Policy on Trading of Fund Shares                               10
        Dividends and Distributions                                         10

    Other Investments and Risks                                             12
        Initial Public Offerings                                            12
        Mortgage-Backed Securities                                          12
        Asset-Backed Securities                                             13
        When-Issued Securities and Forward Commitments                      13
        Zero Coupon Securities                                              13
        Payable-In-Kind Bonds                                               13
        Illiquid Investments                                                13
        Portfolio Turnover                                                  14
        Interfund Lending Program                                           14
        Temporary Defensive Positions                                       14

    The Fund's Management                                                   15
        Investment Advisor                                                  15
        Portfolio Managers                                                  15

    For More Information                                                    16


Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOALS
    The Fund seeks its total return by investing for a high level of current income and capital growth.


PRINCIPAL INVESTMENT STRATEGIES
    Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, high-risk bonds. These securities are rated at the time of purchase:


    o below BBB by Standard & Poor's,

    o below Baa by Moody's Investors Service, Inc.,

    o with a comparable rating by another nationally recognized rating agency, or


    o unrated securities that the Fund's advisor believes to be of comparable quality.

    The Fund may invest in any type of debt securities, including corporate bonds and mortgage-backed and asset-backed securities.

    The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

    Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks.

    In determining whether to buy or sell securities, the advisor evaluates relative values of the various types of securities in which the Fund can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The advisor may be required to sell portfolio investments to fund redemptions. The Fund may invest in securities of any maturity.

    Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investments and Risks."

PRINCIPAL INVESTMENT RISKS
    The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

    Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.


    Interest rate risk is the risk of change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


    Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

    Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.


    An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.


    Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Your Account -- Tax Consequences.")


    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    WHO SHOULD INVEST IN THE FUND?
    You may want to invest in Institutional Client High Yield Fund if you:


    o want the high return potential associated with investing in lower-rated bonds and can tolerate the high level of risk associated with such securities, or

    o are a long-term investor looking to diversify your investment portfolio with high-yield, high-risk fixed-income securities.


    Institutional Client High Yield Fund is not appropriate for investors who:


    o are saving for a short-term investment,

    o want a relatively low-risk fixed-income investment,

    o want to avoid volatility or possible losses, or

    o are not interested in generating taxable current income.

FUND PERFORMANCE
    The following charts show the Fund's performance for calendar years since inception through December 31, 2001. The returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


    YEAR-BY-YEAR TOTAL RETURNS
    Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for the calendar year and provides an indication of the risks of investing in the Fund.

                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998                          4.90%
                    1999                          8.98%
                    2000                         -8.71%
                    2001                          4.55%


    Institutional Client High Yield Fund


    The Fund's year-to-date total      For period shown on the chart above:
    return through September 30,       Best quarter: 1st quarter 1998, +6.37%
    2002, was -3.50%.                  Worst quarter: 4th quarter 2000, -6.21%

    Average annual total returns are a measure of the Fund's average performance over the past one-year and the life-of-the-Fund periods. They include the effects of Fund expenses. The Fund's returns are compared with returns for the Merrill Lynch High Yield Master II Index. This provides an indication of the risks of investing in the Fund.

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
                                                   PERIODS ENDING DEC. 31, 2001
                                                 -----------------------------
                                                               SINCE INCEPTION
                                                 1 YR          (FEB. 14, 1997)
    --------------------------------------------------------------------------
Institutional Client High Yield Fund

    Return Before Taxes                          4.55%              4.49%
    Return After Taxes on Distributions          0.24%              0.16%
    Return After Taxes on Distributions
      and Sale of Fund Shares                    2.77%              1.51%
Merrill Lynch High Yield Master II Index*        4.48%              3.09%(a)

* The Merrill Lynch High Yield Master II Index is an unmanaged group of securities that differs from the Fund's composition; it is not available for direct investment.
(a) Performance information is from February 28, 1997.

YOUR EXPENSES
    This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

    During the fiscal year ended June 30, 2002, the Fund invested all of its assets in SR&F High Yield Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Since July 29, 2002, the Fund has not participated in the feeder fund structure and therefore will bear directly the expenses that otherwise would have been shared with the Portfolio.


    ----------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES(B)
    ----------------------------------------------------------------------------

     (expenses that are deducted from Fund assets)
    ----------------------------------------------------------------------------

     Management fees(c)                                               0.65%
     Distribution (12b-1) fees                                         None
     Other expenses                                                   0.31%
    --------------------------------------------------------------------------

     TOTAL ANNUAL FUND OPERATING EXPENSES(D)0.96%

    (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
    (c) The Fund pays a management fee of 0.50% and an administrative fee of 0.15%.
    (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.50%. As a result, the actual management fee would be 0.19% and total annual fund operating expenses would be 0.50%. This arrangement may be modified or terminated by the advisor at any time.

    EXAMPLE EXPENSE
    This example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expense table. It uses the following hypothetical conditions:

    o  $10,000 initial investment

    o  5% total return each year

    o  Fund operating expenses remain the same

    o  redemption at the end of each time period


    Your actual costs may be higher or lower because in reality fund returns and other expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

    --------------------------------------------------------------------------
                                        1 YR      3 YRS      5 YRS      10 YRS
    --------------------------------------------------------------------------
    Institutional Client High
      Yield Fund                        $98        $306       $531      $1,178

FINANCIAL HIGHLIGHTS


    The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 800-799-7526.

-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED JUNE 30,
                                                              2002           2001           2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 7.68         $ 8.88        $ 9.85        $10.65        $10.21
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income(a)                                       0.68(b)        0.88          1.04          0.87          0.88
  Net realized and unrealized gain (loss)
    on investments                                             (0.66)(b)       (1.21)        (0.90)        (0.49)         0.58
                                                                -----          -----         -----         -----         -----
-------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               0.02          (0.33)         0.14          0.38          1.46
                                                                -----          -----         -----         -----         -----
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                    (0.69)         (0.87)        (1.06)        (0.87)        (0.88)
  In excess of net investment income                               --             --         (0.02)           --            --
  From net realized gains                                          --             --         (0.03)        (0.31)        (0.14)
  Return of capital                                             (0.03)            --            --            --            --
                                                                -----          -----         -----         -----         -----
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                    (0.72)         (0.87)        (1.11)        (1.18)        (1.02)
                                                                -----          -----         -----         -----         -----
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 6.98         $ 7.68        $ 8.88        $ 9.85        $10.65
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(C)(D)                                              0.20%        (3.84)%         1.38%         4.20%        14.88%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.50%          0.50%         0.50%         0.50%         0.50%
  Net investment income                                         9.25%(b)      10.68%        11.14%         8.72%         8.31%
  Waiver/reimbursement                                          0.46%          0.45%         0.47%         0.47%         0.78%

  Net assets, end of period (000's)                           $61,477        $60,346       $51,692       $55,395       $35,157

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective July 1, 2002, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended
    June 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by
    $0.02 and decrease the ratio of net investment income to average net assets from 9.47% to 9.25%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(c) Had the Advisor not waived a portion of expenses, total return would have been reduced.
(d) Total return at net asset value assuming all distributions reinvested.

YOUR ACCOUNT

PURCHASING SHARES
    You will not pay a sales charge when you purchase Fund shares. Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. The initial purchase minimum is $250,000 and the minimum subsequent investment is $10,000. Third-party checks will not be accepted. All checks must be made payable in U.S. dollars and drawn on U.S. banks. For more information on how to purchase Fund shares, please call Stein Roe Retirement Services at 800-322-1130.


    An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders.


    TRANSACTIONS THROUGH THIRD PARTIES
    If you purchase or sell Fund shares through certain broker-dealers, banks or other intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase or sell shares directly from the Fund, except those fees described in this prospectus.

    If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange ("NYSE") and transmit those orders separately for execution at the net asset value next determined.


DETERMINING SHARE PRICE
    The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the NYSE will be priced at the closing time of the market on which they trade. If you place an order after that time, you receive the share price determined on the next business day.

    Securities for which market quotations are readily available at the time of valuation are valued on that basis. We value long-term straight-debt securities for which market quotations are not readily available at fair value. Pricing services provide the Fund with the value of the securities. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized gains or losses. The Board believes that the amortized cost represents a fair value for such securities. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix prepared by the Fund's advisor based on quotations for comparable securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

    We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.


SELLING SHARES
    You may sell your shares any day the Fund is open for business. Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions.

    The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale.

    If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.


    Except with respect to individual retirement (IRA) accounts, if your account value falls below $250,000 (other than as a result of depreciation in share value), the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens.

FUND POLICY ON TRADING OF FUND SHARES
    The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.), reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DIVIDENDS AND DISTRIBUTIONS
    The Fund declares dividends daily and pays them monthly, and pays any capital gains (including short-term capital gains) at least annually.


    A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.


    A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less, or more than one year, regardless of how long you have held your Fund shares.


    When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of the Fund unless you elect to have distributions paid by check.


    Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, we will change the distribution option on your account and reinvest the proceeds of the check, as well as all future distributions in additional shares of the Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

    TAX CONSEQUENCES
    You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. The Fund's advisor will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.


    ----------------------------------------------------------------------------
    TRANSACTION                                    TAX STATUS
    ----------------------------------------------------------------------------

    Income dividend                                Ordinary income

    Short-term capital gain distribution           Ordinary income

    Long-term capital gain distribution            Capital gain

    Sale of shares owned one year or less          Gain is ordinary income; loss
                                                   is subject to special rules

    Sale of shares owned more than one year        Capital gain or loss

    In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging Fund shares. Such transactions may be subject to federal income tax.

    This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

OTHER INVESTMENTS AND RISKS
    The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.


INITIAL PUBLIC OFFERINGS
    The Fund may invest a portion of its assets in certain types of equity securities including securities offered during a company's initial public offering ("IPO"). An IPO is the sale of a company's securities to the public for the first time. The market price of a security the Fund buys in an IPO may change substantially from the price the Fund paid soon after the IPO ends. In the short term, the price change may significantly increase or decrease the Fund's total return, and therefore its performance history, after an IPO investment. This is especially so when the Fund's assets are small. However, should the Fund's assets increase, the results of an IPO investment will not cause the Fund's performance history to change as much. Although companies can be of any size or age at the time of their IPO, they are often smaller in size and have a limited operating history which could create greater market volatility for the securities. The advisor intends to limit the Fund's IPO investments to issuers whose debt securities the Fund already owns, or issuers which the advisor has specially researched before the IPO. The Fund does not intend to invest more than 5% of its assets in IPOs and does not intend to buy them for the purpose of immediately selling (also known as flipping) the security after its public offering.

MORTGAGE-BACKED SECURITIES
    The Fund may invest in mortgage-backed securities, which are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.


    Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a service and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


    Commercial mortgage-backed securities are secured by loans for commercial properties such as office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.


    Real estate mortgage investment conduits (REMICs) are multiclass securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.


ASSET-BACKED SECURITIES
    Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
    When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ZERO COUPON SECURITIES
    The Fund may invest in zero coupon securities. These securities do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

PAYABLE-IN-KIND BONDS
    The Fund may invest in payable-in-kind bonds which are bonds that pay interest in the form of additional securities. These bonds are subject to greater price volatility than bonds that pay cash interest on a current basis.

ILLIQUID INVESTMENTS
    The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

PORTFOLIO TURNOVER
    There are no limits on turnover. Turnover may vary significantly from year to year. The Fund's advisor expects turnover to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Fund turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

INTERFUND LENDING PROGRAM
    The Fund may lend money to and borrow money from other funds advised by the Fund's advisor. It will do so when the Fund's advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

TEMPORARY DEFENSIVE POSITIONS
    At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

THE FUND'S MANAGEMENT


INVESTMENT ADVISOR
    Stein Roe & Farnham Incorporated ("Stein Roe"), located at One South Wacker Drive, Chicago, IL 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe manages the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's securities. Stein Roe (and its predecessor) has been an investment advisor since 1932. For the fiscal year ended June 30, 2002, aggregate advisory fees paid to Stein Roe by the Fund indirectly as a previous shareholder of the SR&F High Yield Portfolio amounted to .65% of average net assets. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.

    Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. ("Columbia Management"). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities, and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

PORTFOLIO MANAGERS
    Stephen F. Lockman, a senior vice president of Stein Roe, has been manager of the Fund since 1997. Mr. Lockman was associate manager of the Fund from November, 1996 to February, 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994, when he joined Stein Roe, to 1997. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University.

    Jeffrey M. Martin, a vice president and senior analyst of Stein Roe, has been co-manager of the Fund since December, 2000 and has been affiliated with the Fund and the former Stein Roe High Yield Fund as an analyst or associate portfolio manager since 1996. Mr. Martin joined Stein Roe in 1993. He received his B.S. degree from the State University of New York at Albany and his M.B.A. degree from St. John's University.

FOR MORE INFORMATION


    Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

    You may wish to read the Fund's Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


    You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling:


    Stein Roe Mutual Funds
    One South Wacker Drive
    Suite 3200
    Chicago, IL 60606
    800-338-2550
    www.steinroe.com

    Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

    You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, DC, 20549-0102

    Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

    Investment Company Act file number:
    Liberty-Stein Roe Funds Trust: 811-07997
    o Stein Roe Institutional Client High Yield Fund

    LIBERTY FUNDS DISTRIBUTOR, INC.

------------------------------------------------------------------------------
[LOGO] LIBERTYFUNDS

       A Member of Columbia Management Group

      (C)2002 Liberty Funds Distributor, Inc.
      A Member of Columbia Management Group
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.libertyfunds.com

           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2002


                          LIBERTY-STEIN ROE FUNDS TRUST
                 STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND

             Suite 3300, One South Wacker Drive, Chicago, IL 60606


         This Statement of Additional Information (SAI) is not a prospectus but provides additional information that should be read in conjunction with the Fund's Prospectus dated November 1, 2002 and any supplements thereto. Financial statements, which are contained in the Fund's June 30, 2002 Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning Liberty Funds Retirement Plan Services at 800-799-7526.


                                TABLE OF CONTENTS
                                                                            Page

General Information and History........................................       2
Investment Policies....................................................       3
Fund Investments and Strategies........................................       3
Investment Restrictions................................................      18
Additional Investment Considerations...................................      20
Purchases and Redemptions..............................................      21
Trustees and Officers..................................................      23
Financial Statements...................................................      28
Principal Shareholders.................................................      28
Investment Advisory and Other Services.................................      28
Distributor............................................................      30
Transfer Agent.........................................................      31
Custodian..............................................................      31
Independent Auditors...................................................      32
Portfolio Transactions.................................................      32
Additional Income Tax Considerations...................................      37
Investment Performance.................................................      37
Appendix--Ratings......................................................      43

                        GENERAL INFORMATION AND HISTORY

         Stein Roe Institutional Client High Yield Fund (the "Fund") is a series of Liberty-Stein Roe Funds Trust (the "Trust"). Prior to October 18, 1999, the name of the Trust was Stein Roe Trust.

         The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. The Fund is the only series of the Trust authorized and outstanding.


         Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the Trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of an unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

         Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to
Section 16(c) of the Investment Company Act of 1940, as amended ("1940 Act"). All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the 1940 Act or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

         Prior to July 29, 2002, rather than invest in securities directly, the Fund sought to achieve its objective by pooling its assets with those of other investment companies for investment in another mutual fund having the same investment objective and substantially the same investment policies as the Fund.


                              INVESTMENT POLICIES


         The Trust is an open-end management investment company. The Fund is diversified, as that term is defined in the 1940 Act. Stein Roe & Farnham Incorporated ("Stein Roe") is responsible for providing the Fund with advisory services as well as administrative services such as accounting and recordkeeping services.

         The investment objective and policies are described in the Prospectus under The Fund. In pursuing its objective, the Fund may also employ the investment techniques described under Fund Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

--------
(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or
    (ii) more than 50% of the outstanding shares.

                        FUND INVESTMENTS AND STRATEGIES


DERIVATIVES


         Consistent with its objective, the Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").


         Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.


         The Fund does not intend to invest more than 5% of its assets in any type of Derivative except for options, futures contracts, and futures options.


MORTGAGE AND OTHER ASSET-BACKED SECURITIES


         The Fund may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

         Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates. The Fund intends to invest in CMOs of classes known as planned amortization classes ("PACs") which have prepayment protection features tending to make them less susceptible to price volatility.


         Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.

REMICS


         The Fund may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA-, FHLMC- or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution and principal and interest by FNMA.


FLOATING RATE INSTRUMENTS


         The Fund may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. The Fund does not intend to invest more than 5% of its net assets in floating rate instruments.


LENDING OF PORTFOLIO SECURITIES


         Subject to restriction (7) under Investment Restrictions, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.


REPURCHASE AGREEMENTS


         The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS; STANDBY COMMITMENTS


       The Fund may purchase instruments on a when-issued or delayed-delivery basis. Although payment terms are established at the time the Fund enters into the commitment, the instruments may be delivered and paid for some time after the date of purchase, when their value may have changed and the yields available in the market may be greater. The Fund will make such commitments only with the intention of actually acquiring the instruments, but may sell them before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve risk of loss if the value of the security purchased declines before settlement date.

         Securities purchased on a when-issued or delayed-delivery basis are sometimes done on a "dollar roll" basis. Dollar roll transactions consist of the sale by the Fund of securities with a commitment to purchase similar but not identical securities, generally at a lower price at a future date. A dollar roll may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A dollar roll transaction involves the following risks: if the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security which the Fund is required to repurchase may be worth less than a security which it originally held; and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

         The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

         Standby commitment agreements create an additional risk for the Fund because the other party to the standby agreement generally will not be obligated to deliver the security, but the Fund will be obligated to accept it if delivered. Depending on market conditions, the Fund may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to the Fund. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of a standby commitment agreement will likely result in the delivery of the security, and, therefore, such decrease will be reflected in the Fund's net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until the Fund actually obtains the security.


SHORT SALES AGAINST THE BOX


         The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, the Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Fund currently expects that no more than 5% of its total assets would be involved in short sales against the box.


LINE OF CREDIT


         Subject to restriction (8) under Investment Restrictions, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


INTERFUND BORROWING AND LENDING PROGRAM


         Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. They will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PIK AND ZERO COUPON BONDS


         The Fund may invest up to 20% of its assets in zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because the Fund accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.


RATED SECURITIES


         For a description of the ratings applied by rating services to debt securities, please refer to the Appendix to the Prospectus. The rated debt securities described under Investment Policies include securities given a rating conditionally by Moody's or provisionally by S&P. If the rating of a security is withdrawn or reduced, the Fund is not required to sell the security, but Stein Roe will consider such fact in determining whether to continue to hold the security. To the extent that the ratings accorded by Moody's or S&P for debt securities may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in debt securities in accordance with its investment policies.


FOREIGN SECURITIES


         The Fund may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

         The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. The Fund does not expects to invest as much as 5% of its total assets in unsponsored ADRs.


         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the investment portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.


         Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.


         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


         The Fund's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         Synthetic Foreign Positions. The Fund may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Fund may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

         The Fund may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of the Fund's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Fund having a value at least equal to such accrued excess will be segregated on the books of the Fund and held by the custodian for the duration of the swap.

         The Fund may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.


RULE 144A SECURITIES


         The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.


PORTFOLIO TURNOVER


         The turnover rate for the Fund in the future may vary greatly from year to year, and when portfolio changes are deemed appropriate due to market or other conditions, such turnover rate may be greater than might otherwise be anticipated. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains or losses. Distributions of any net realized gains are subject to federal income tax.


OPTIONS ON SECURITIES AND INDEXES


         The Fund may purchase and may sell both put options and call options on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.


         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)


         The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by the Fund expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, it realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


         The Fund may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; and foreign currencies. It is expected that other futures contracts will be developed and traded.

----------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

         The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of security prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of its securities or the price of the securities that it intends to purchase. Although other techniques could be used to reduce exposure to security price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.


         The success of any futures transaction depends on accurate predictions of changes in the level and direction of security prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


         When a purchase or sale of a futures contract is made, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.


RISKS ASSOCIATED WITH FUTURES

         There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures trading and futures options and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.


         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


LIMITATIONS ON OPTIONS AND FUTURES


         If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

         The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held plus premiums paid for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of its total assets.


----------
(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.



         When purchasing a futures contract or writing a put on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

         The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%.


TAXATION OF OPTIONS AND FUTURES


         If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.

         For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.


         In order to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, and forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments and shareholders are advised of the nature of the payments.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS


         The Fund operates under the following investment restrictions. The Fund may not:

         (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to U.S. Government Securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;


         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

         (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into (i) futures and options on futures and (ii) forward contracts;

         (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

         (7) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (8) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;


         (9) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (10) issue any senior security except to the extent permitted under the 1940 Act.


         The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities," as previously defined herein. The policy on the scope of transactions involving lending of portfolio securities to broker-dealers and banks (as set forth herein under Fund Investments and Strategies) is also a fundamental policy.


         The Fund is also subject to the following non-fundamental policies and restrictions and policies that may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. Unless otherwise indicated, the Fund may not:


         (A) invest for the purpose of exercising control or management;

         (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;(4)

-----------

(4) Stein Roe Funds have been informed that the staff of the SEC takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Fund intends to operate within the applicable limitations under Section 12(d)(1)(A) of the 1940 Act.


         (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

         (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

         (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

         (F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (H) invest in limited partnerships in real estate unless they are readily marketable;

         (I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;


         (J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the 1933 Act;


         (K) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities(5), including repurchase agreements maturing in more than seven days.

-----------

(5) In the judgment of Stein Roe, Private Placement Notes, which are issued pursuant to Section 4(2) of the 1933 Act, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.


                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.

         Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

         In addition, Stein Roe believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.

                            PURCHASES AND REDEMPTIONS


         The initial purchase minimum is $250,000 and the minimum subsequent investment is $10,000. For more information on how to purchase Fund shares, please call Liberty Funds Retirement Plan Services at 800-799-7526.

         You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange ("NYSE") and transmit those orders separately for execution at the net asset value next determined after that business day.


         Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

         Each purchase order for the Fund must be accepted by an authorized officer of the Trust or its authorized agent and is not binding until accepted and entered on the books of the Fund. Once your purchase order has been accepted, you may not cancel or revoke it; you may, however, redeem the shares. The Trust reserves the right not to accept any purchase order that it determines not to be in the best interests of the Trust or of the Fund's shareholders. Each purchase of the Fund's shares is made at its net asset value next determined after receipt of an order in good form, including receipt of payment by the Fund.


         Fund shares may be redeemed any day the NYSE is open at the net asset value next calculated after a redemption order is received and accepted by the Trust. Redemption instructions may not be cancelled or revoked once they have been received and accepted by the Trust. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Because the redemption price you receive depends upon the Fund's net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss. The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.

         Net asset value is determined on days on which the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.

         The Trust reserves the right to suspend or postpone redemptions of shares of its series during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a series not reasonably practicable.


         The Trust intends to pay all redemptions in cash and is obligated to redeem shares of its series solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $250,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $250,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.


                                                       TRUSTEES AND OFFICERS

         The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund
Complex(as defined below), the year each was first elected or appointed to office, their principal business occupations, the number of portfolios overseen by each Trustee and other directorships they have held during the last five years, are shown below.
Each officer listed below serves as an officer of each of the Liberty and Stein Roe Funds.

                                                                                                     Number of
                                             Year First                                            Portfolios in
                                 Position    Elected or                                             Fund Complex        Other
        Name, Address           with Fund    Appointed                Principal Occupation(s)         Overseen      Directorships
           And Age               Complex     to Office                During Past Five Years         By Trustee         Held
        -------------           ---------    ---------                ----------------------         ----------     -------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 46)       Trustee        2000       President of UAL Loyalty Services and        81             None
8550 West Bryn Mawr,                                       Executive Vice President of United
6th Floor                                                  Airlines (airline) since September,
Chicago, IL 60631                                          2001 (formerly Executive Vice President
                                                           from July, 1999 to September, 2001);
                                                           Chief Financial Officer of United
                                                           Airlines since July, 1999; Senior Vice
                                                           President and Chief Financial Officer of
                                                           UAL, Inc. prior thereto.

Janet Langford Kelly (Age 44)    Trustee        2000       Executive Vice President-Corporate           81             None
One Kellogg Square                                         Development and Administration, General
Battle Creek, MI 49016                                     Counsel and Secretary, Kellogg Company
                                                           (food manufacturer), since September,
                                                           1999; Senior Vice President, Secretary
                                                           and General Counsel, Sara Lee Corporation
                                                           (branded, packaged, consumer-products
                                                           manufacturer) prior thereto.

Richard W. Lowry (Age 66)        Trustee        1995       Private Investor since August, 1987          83             None
10701 Charleston Drive                                     (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                       Officer, U.S. Plywood Corporation
                                                           (building products manufacturer)).


Salvatore Macera (Age 71)        Trustee        1998       Private Investor since 1981 (formerly        81             None
26 Little Neck Lane                                        Executive Vice President and Director
New Seabury, MA  02649                                     of Itek Corporation (electronics)
                                                           from 1975 to 1981).

Charles R. Nelson                Trustee        2000       Professor of Economics since January,        81             None
(Age 59)                                                   1976, Voorhis Professor of Political
Dept. of Economics                                         Economy since September, 1993, Director,
Univ. of Washington                                        Institute for Economic Research, since
Box 353330                                                 September, 2001 and Adjunct Professor
Seattle, WA 98195                                          of Statistics, since September, 1980,
                                                           University of Washington; Associate
                                                           Editor, Journal of Money Credit and
                                                           Banking since September, 1993; consultant
                                                           on econometric and statistical matters.

John J. Neuhauser (Age 59)       Trustee        1985       Academic Vice President and Dean of          83         Saucony, Inc.
Bourneuf House                                             Faculties since August, 1999, Boston                 (athletic footwear);
84 College Road                                            College (formerly Dean, Boston College                 SkillSoft Corp.
Chestnut Hill, MA 02467-3838                               School of Management from September,                    (E-Learning).
                                                           1977 to September, 1999).

Thomas E. Stitzel                Trustee        1998       Business Consultant since 1999 (formerly     81             None
(Age 66)                                                   Professor of Finance from 1975 to 1999
2208 Tawny Woods Place                                     and Dean from 1977 to 1991, College of
Boise, ID  83706                                           Business, Boise State University);
                                                           Chartered Financial Analyst.

Thomas C. Theobald (Age 65)      Trustee        2000       Managing Director, William Blair Capital     81       Xerox Corporation
Suite 1300                                                 Partners (private equity investing) since             (business products
222 West Adams Street                                      September, 1994 (formerly Chief Executive               and services),
Chicago, IL 60606                                          Officer and Chairman of the Board of                       Anixter
                                                           Directors, Continental Bank Corporation).               International
                                                                                                                  (network support
                                                                                                                     equipment
                                                                                                                distributor), Jones
                                                                                                                 Lang LaSalle (real
                                                                                                                 estate management
                                                                                                                   services) and
                                                                                                                  MONY Group (life
                                                                                                                     insurance).

Anne-Lee Verville                Trustee        1998       Author and speaker on educational systems    81        Chairman of the
(Age 57)                                                   needs (formerly General Manager, Global              Board of Directors,
359 Stickney Hill Road                                     Education Industry from 1994 to 1997, and             Enesco Group, Inc.
Hopkinton, NH  03229                                       President, Applications Solutions Division           (designer, importer
                                                           from 1991 to 1994, IBM Corporation (global            and distributor of
                                                           education and global applications)).                     giftware and
                                                                                                                   collectibles).

INTERESTED TRUSTEES
William E. Mayer*                Trustee        1994       Managing Partner, Park Avenue Equity         83        Lee Enterprises
(Age 62)                                                   Partners (venture capital) since                      (print and on-line
399 Park Avenue                                            February, 1999 (formerly Founding                    media), WR Hambrecht
Suite 3204                                                 Partner, Development Capital LLC from                  + Co. (financial
New York, NY 10022                                         November 1996 to February, 1999; Dean                 service provider)
                                                           and Professor, College of Business and                and Systech Retail
                                                           Management, University of Maryland from                Systems (retail
                                                           October, 1992 to November, 1996).                    industry technology
                                                                                                                  provider); First
                                                                                                                Health (healthcare)

Joseph R. Palombo* (Age 49)      Trustee and    2000       Chief Operating Officer of Columbia          81             None
One Financial Center             Chairman of               Management Group, Inc. (Columbia
Boston, MA 02111                 the Board                 Management Group) since November, 2001;
                                                           formerly Chief Operations Officer of
                                                           Mutual Funds, Liberty Financial
                                                           Companies, Inc. from August, 2000 to
                                                           November, 2001; Executive Vice President
                                                           of Stein Roe & Farnham Incorporated
                                                           (Stein Roe) since April, 1999; Executive
                                                           Vice President and Director of the
                                                           Advisor since April, 1999; Executive Vice
                                                           President and Chief Administrative
                                                           Officer of Liberty Funds Group, LLC (LFG)
                                                           since April, 1999; Director of Stein Roe
                                                           since September, 2000; Trustee and
                                                           Chairman of the Board of the Stein Roe
                                                           Mutual Funds since October, 2000; Manager
                                                           of Stein Roe Floating Rate Limited
                                                           Liability Company since October, 2000;
                                                           Vice President of Galaxy Funds since
                                                           September, 2002 (formerly Vice President
                                                           of the Liberty Funds from April, 1999 to
                                                           August, 2000; Chief Operating Officer and
                                                           Chief Compliance Officer, Putnam Mutual
                                                           Funds from December, 1993 to March,
                                                           1999).

* Mr. Mayer is an "interested person" (as defined in the 1940 Act) by reason of his affiliation with WR Hambrecht + Co. Mr.
  Palombo is an interested person as an employee of an affiliate of the Advisor.


                                             Year First
                                 Position    Elected or
        Name, Address           with Fund    Appointed                Principal Occupation(s)
           And Age               Complex     to Office                During Past Five Years
        -------------           ---------    ---------                ----------------------

OFFICERS
Keith T. Banks (Age 46)          President      2001       President of the Liberty Funds since
Columbia Management Group, Inc.                            November, 2001; Chief Investment Officer
590 Madison Avenue,                                        since December, 2001 and Chief Executive
36th Floor                                                 Officer since August, 2000 of Columbia
Mail Stop NY EH 30636A                                     Management Group; President of the Galaxy
New York, NY  10022                                        Funds since September, 2002 (formerly
                                                           Managing Director and Head of U.S.
                                                           Equity, J.P. Morgan Investment Management
                                                           from November, 1996 to August, 2000).


Vicki L. Benjamin                Chief          2001       Controller of the Liberty Funds, Stein
(Age 40)                         Accounting                Roe Funds and Liberty All-Star Funds
One Financial Center             Officer                   since May, 2002, and Chief Accounting
Boston, MA 02111                                           Officer of the Liberty Funds, Stein Roe
                                                           Funds and Liberty All-Star Funds since
                                                           June, 2001; Vice President of LFG since
                                                           April, 2001; Controller and Chief
                                                           Accounting Officer of the Galaxy Funds
                                                           since September, 2002 (formerly Vice
                                                           President, Corporate Audit, State Street
                                                           Bank and Trust Company from May, 1998 to
                                                           April, 2001; Audit Manager from July,
                                                           1994 to June, 1997; Senior Audit Manager
                                                           from July, 1997 to May, 1998, Coopers &
                                                           Lybrand, LLP).

J. Kevin Connaughton (Age 38)    Treasurer      2000       Treasurer of the Liberty Funds and of the
One Financial Center                                       Liberty All-Star Funds since December, 2000
Boston, MA 02111                                           (formerly Controller of the Liberty
                                                           Funds and of the Liberty All-Star Funds
                                                           from February, 1998 to October, 2000);
                                                           Treasurer of the Stein Roe Funds since
                                                           February, 2001 (formerly Controller from
                                                           May, 2000 to February, 2001); Treasurer
                                                           of the Galaxy Funds since September,
                                                           2002; Senior Vice President of LFG since
                                                           January, 2001 (formerly Vice President
                                                           from April, 2000 to January, 2001; Vice
                                                           President of the Advisor from February,
                                                           1998 to October, 2000; Senior Tax
                                                           Manager, Coopers & Lybrand, LLP from
                                                           April, 1996 to January, 1998).

Jean S. Loewenberg               Secretary      2002       Secretary of the Liberty Funds, Stein Roe
(Age 57)                                                   Funds and Liberty All-Star Funds since
One Financial Center                                       February, 2002; Assistant Secretary of
Boston, MA 02111                                           the Galaxy Funds since September, 2002;
                                                           General Counsel of Columbia Management
                                                           Group since December, 2001; Assistant
                                                           General Counsel and Senior Vice President
                                                           of Fleet National Bank since September,
                                                           2002 (formerly Senior Vice President and
                                                           Group Senior Counsel of Fleet National
                                                           Bank from November, 1996 to September,
                                                           2002).

Trustee Compensation

TRUSTEES AND TRUSTEES' FEES

Stein Roe or its affiliates pay the compensation of all the officers of the Liberty and Stein Roe Funds, including the Trustees who are affiliated with Stein Roe. For the fiscal year ended June 30, 2002 and the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:

                                                                        Total
                                                                    Compensation
                                                                      From Fund
                                                                       and The
                                                                    Fund Complex
                                                                       Paid To
                                 Aggregate          Pension or        Trustees
                                Compensation        Retirement         For The
                                 From Fund           Benefits         Calendar
                                  For The           Accrued As          Year
                                Fiscal Year           Part of           Ended
                                   Ended               Fund         December 31,
Trustee                        June 30, 2002        Expenses(a)        2001(b)
-------                        -------------        -----------        -------

John A. Bacon(c)                    N/A                 N/A           $95,000
Robert J. Birnbaum                  N/A                 N/A           25,300
Tom Bleasdale(c)                     $0                 N/A           103,000(d)
William W. Boyd(c)                  N/A                 N/A           50,000
Lora S. Collins(c)                   0                  N/A           96,000
James E. Grinnell(c)                 0                  N/A           100,300
Douglas A. Hacker                   501                 N/A           109,000
Janet Langford Kelly                491                 N/A           107,000
Richard W. Lowry                    503                 N/A           135,300
Salvatore Macera                    505                 N/A           110,000
William E. Mayer                    523                 N/A           132,300
James L. Moody, Jr.(c)               0                  N/A           91,000
Charles R. Nelson                   501                 N/A           109,000
John J. Neuhauser                   505                 N/A           132,510
Joseph R. Palombo(e)                N/A                 N/A             N/A
Thomas Stitzel                      505                 N/A           109,000
Thomas C. Theobald                  520                 N/A           112,000
Anne-Lee Verville                  525(f)               N/A           114,000(f)

(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(b) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.
(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $103,000, $50,000, $75,000, $91,000, and $96,000,
    respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.
(d) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.
(e) Mr. Palombo does not receive compensation because he is an employee and affiliate of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.
(f) During the fiscal year ended June 30, 2002, Ms. Verville deferred $388 of her compensation from the Fund and the calendar year ended December 31, 2001 deferred her total compensation of $114,000, pursuant to the deferred compensation plan.

Role of the Board of Trustees

         The Trustees of the Fund Complex are responsible for the overall management and supervision of the Fund Complex's(as defined below) affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund Complex's activities, review contractual arrangements with service providers for the Fund Complex and review the Fund Complex's performance. The Trustees have created several committees to perform specific functions for the Fund Complex.

Audit Committee

         Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Fund Complex. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund Complex and certain service providers. In the fiscal year ended June 30, 2002, the Audit Committee convened five times.

Governance Committee

         Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Fund Complex. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2002, the Governance Committee convened two times.

Advisory Fees & Expenses Committee

         Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund Complex. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2002, the Advisory Fees and Expenses Committee convened four times.

Trading Oversight Committee

         Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Fund Complex. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended June 30, 2002, the Trading Oversight Committee convened two times.

Share Ownership

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and
(ii) in the Liberty Fund Complex and overseen by the Trustee.

                                                                  Aggregate
                                                                Dollar Range
                                                                 of Equity
                                                                 Securities
                                                                 Owned in
                                                                 All Funds
                                   Dollar Range                 Overseen by
                                    of Equity                   Trustee in
                                    Securities                    Liberty
                                    Owned in                     Family of
Name of Trustee                     The Fund                       Funds
---------------                     --------                       -----

DISINTERESTED TRUSTEES
Douglas A. Hacker                     None                     Over $100,000
Janet Langford Kelly                  None                     Over $100,000
Richard W. Lowry (1)                  None                     Over $100,000
Salvatore Macera                      None                   $50,001 - $100,000
Charles R. Nelson                     None                     Over $100,000
John J. Neuhauser (1)                 None                     Over $100,000
Thomas E. Stitzel                     None                   $50,001 - $100,000
Thomas C. Theobald                    None                     Over $100,000
Anne-Lee Verville                     None                     Over $100,000

INTERESTED TRUSTEES
William E. Mayer (1)                  None                   $50,001 - $100,000
Joseph R. Palombo                     None                      $1 - $10,000

(1) Trustee also serves as a Trustee of All-Star Funds.

Trustee Positions

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Fund Complex or any person controlling, controlled by or under common control with any such entity.

Approving the Portfolio Management Agreement

In determining to approve the most recent annual extension of the Fund's portfolio management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from Stein Roe and considered information provided by Stein Roe relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "The Fund's Management" in the Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by Stein Roe to the Fund were appropriate to fulfill effectively Stein Roe's duties under the agreement. The Trustees also considered the business reputation of Stein Roe and its financial resources, and concluded that Stein Roe would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by Stein Roe in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectus. In this connection, the Trustees considered Stein Roe's in-house research capabilities as well as other resources available to Stein Roe's personnel, including research services available to Stein Roe as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that Stein Roe's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.

The Trustees considered the scope of the services provided by Stein Roe to the Fund under the agreement relative to services provided by third parties to other mutual funds. The Trustees concluded that the scope of Stein Roe's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by Stein Roe to the Fund. The Trustees evaluated Stein Roe's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of Stein Roe designed to fulfill Stein Roe's fiduciary duty to the Fund with respect to possible conflicts of interest, including Stein Roe's code of ethics (regulating the personal trading of its officers and employees), the procedures by which Stein Roe allocates trades among its various investment advisory clients and the record of Stein Roe in these matters. The Trustees also received information concerning standards of Stein Roe with respect to the execution of portfolio transactions. See "Portfolio Transactions."

The Trustees considered Stein Roe's management of non-advisory services provided by persons other than Stein Roe by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectus. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by Stein Roe and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Fund Performance" in the Fund's Prospectus), as well as factors identified by Stein Roe as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of Stein Roe's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to Stein Roe. The Trustees evaluated Stein Roe's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to Stein Roe, but also so-called "fallout benefits" to Stein Roe such as reputational value derived from serving as investment advisor to the Fund and the research services available to Stein Roe by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid to Stein Roe under the management agreement were fair and reasonable, given the scope and quality of the services rendered by Stein Roe.

General

MESSRS. LOWRY, MAYER AND NEUHAUSER ARE ALSO TRUSTEES OF THE ALL-STAR FUNDS.

                              FINANCIAL STATEMENTS


         Please refer to the June 30, 2002 Financial Statements (statements of assets and liabilities and schedule of investments as of June 30, 2002 and the statements of operations, changes in net assets, and notes thereto) and the report of independent auditors contained in the Fund's June 30, 2002 Annual Report. The Financial Statements and the report of independent auditors (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS


      As of September 30, 2002, the Trustees and Officers of the Trust owned as a group less than 1% of the then outstanding shares of the Fund.

                                                           APPROXIMATE % OF
                    NAME AND ADDRESS                    OUTSTANDING SHARES HELD
                    ----------------                    -----------------------

Covenant Benevolent Institution                                 50.41%*
5145 North California
Chicago, IL  60625-3661

Fireman's Annuity & Benefit Fund of Chicago                     33.83%*
1 North Franklin Street, Suite 2550
Chicago, IL  60606-3480

John W. Anderson Foundation                                      9.10%
402 Wall Street
Valparaiso, IN  46383-2562

         [(*) As of record on September 30, 2002, this shareholder owned 25% or more of the then outstanding shares of the Fund indicated and, therefore, may be deemed to "control" the Fund.]

         As of record on September 30, 2002, there were 10 record holders of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES


         Stein Roe provides portfolio management and administrative services such as accounting and recordkeeping services to the Fund. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, One Financial Center, Boston, MA 02111, which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., a U.S. financial holding company, which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110.

The directors of Stein Roe are Keith T. Banks, Roger Sayler and Joseph R. Palombo. The postions held by Messrs. Banks and Palombo are listed above. Mr. Sayler is a Managing Director of Columbia Management Group, Inc. The business address of Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop NYEH30636A, New York, NY 10022. The business address of Mr. Palombo is One Financial Center, Boston, MA 02111.

         In return for its services, Stein Roe is entitled to receive a monthly management and administrative fee from the Fund. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe (dollars in thousands):

                                CURRENT
                               RATES (AS
                                 A % OF
                                AVERAGE              YEAR       YEAR      YEAR
           TYPE OF                NET                ENDED      ENDED     ENDED
           PAYMENT              ASSETS)             6/30/02    6/30/01   6/30/00
           -------              -------             -------    -------   -------
           Management       .500% up to $500
           fee(a)           million,
                            .475% thereafter         $518        400      424

Fund       Administrative   .150% up to $500
           fee              million,
                            .125% thereafter         $ 93       $ 82     $ 81
           Reimbursement    Expenses exceeding .50%  $291        246      258

(a) Paid from SR&F High Yield Portfolio in which the Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 29, 2002.


         Stein Roe provides office space and executive and other personnel to the Fund and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.


         The Fund's administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that its total annual expenses (including fees paid to Stein Roe, but excluding taxes, interest, brokers' commissions and other normal charges incidental to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting the Fund's expenses, Stein Roe may waive its fees and/or absorb certain of its expenses. Any such reimbursements will enhance the yield of the Fund.

         The Fund's management agreement provides that neither Stein Roe nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to any shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on Stein Roe's part in the performance of its duties or from reckless disregard by Stein Roe of its obligations and duties under that agreement.


         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT

                  Stein Roe is responsible for providing accounting and bookkeeping services to the Fund pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), Stein Roe has delegated those functions to State Street Bank and Trust Company (State Street). Stein Roe pays fees to State Street under the Outsourcing Agreement.


         Under its accounting and bookkeeping agreement with the Trust, Stein Roe receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:


  o From the Fund, an annual flat fee of $5,000, paid monthly; and

  o In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

      [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

         The Fund reimburses Stein Roe for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

                                   DISTRIBUTOR


         Shares of the Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of FleetBoston Financial Corporation.

         The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (1) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (2) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


         As agent, the Distributor offers Fund shares to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by the Fund. The distributor offers shares only on a best-efforts basis.

                                TRANSFER AGENT


         Liberty Funds Services Inc. ("LFSI"), located at One Financial Center, Boston, MA 02111, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFSI receives from the Fund a fee based on the following fees: prior to July 1, 2001 an annual rate of .05 of 1% of its average daily net assets. Effective July 1, 2001,


o An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

o An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

o A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

o A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

o The Fund's allocated share of LFSI's out-of-pocket expenses, including fees payable to DST Systems, Inc. ("DST") under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.


                                    CUSTODIAN


         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02110, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the 1940 Act.

         Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund and their shareholders to maintain assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that it, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Fund may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                              INDEPENDENT AUDITORS


         The independent auditors for the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.


                             PORTFOLIO TRANSACTIONS


         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by the Fund. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, the Fund may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.


         Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.


         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Fund. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.


         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.


         Stein Roe sometimes makes use of an indirect electronic access to the NYSE's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe may use the services of Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each an affiliate of Stein Roe, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, Stein Roe must ensure that the commissions a Fund pays to affiliates of Stein Roe on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. Stein Roe will report quarterly to the Trustees on all securities transactions placed through affiliates of Stein Roe so that the Trustees may consider whether such trades complied with these procedures and the Rule.

         CONSISTENT WITH THE CONDUCT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTING AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUNDS MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF EACH OF THE FUNDS AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.


INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS


         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return for directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.


         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.


         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, as amended, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.


         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.

o Fundamental Industry Analysis--industry-specific fundamental investment research.

o Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.


         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, as amended, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.


         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


         For the last three fiscal years, the Fund paid no brokerage commissions on futures transactions or any other transactions.


         The Board has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. The Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers ("NASD").

         The Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.


         During the last fiscal year, the Fund held no securities issued by its regular broker-dealers or the parent of such broker-dealer that derives more than 15% of gross revenue from securities-related activities.


                      ADDITIONAL INCOME TAX CONSIDERATIONS

         The Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of net investment income and capital gains currently distributed to shareholders.


         Because capital gains distributions reduce net asset value, if a shareholder purchases shares shortly before a record date, he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.


         The Fund expects that none of its dividends will qualify for the deduction for dividends received by corporate shareholders.

                             INVESTMENT PERFORMANCE

         The Fund may quote yield figures from time to time. "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)6 -1].

Where:  a  =  Dividends and interest earned during the period.  (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

        b  =  Expenses accrued for the period (net of reimbursements).
        c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d  =  the ending net asset value of the Fund for the period.


For example, the Yield of the Fund for the 30-day period ended June 30, 2002 was 8.89%.

                          ----------------------------

         The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

Where:      P    =   A hypothetical initial payment of $1,000
            T    =   Average annual total return
            n    =   Number of years
            ERV  =   Ending redeemable value of a hypothetical $1,000
                     payment made at the beginning of the period at the end of the period (or fractional portion).


       For example, for a $1,000 investment in the Fund the "Average Annual Total Return" at June 30, 2002 was:


                                                                      Life of
                              1 year           5 years               the Fund*
Return before taxes(1)         0.20%             3.19%                 3.99%
Return after taxes
  on Distributions(1)         (3.52)%           (1.07)%               (0.25)%
Return after taxes
  on Distributions and
  Sale of Fund shares(1)       0.11%             0.52%                 1.17%


--------------
  * Since commencement of operations on Feb. 14, 1997.

(l) Performance results reflect any waiver or reimbursement by Stein Roe of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details.

         Performance results reflect any waiver or reimbursement by Stein Roe of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details. Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.


         The Fund may note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Fund include, but are not limited to, the following:
                                                     1
Architectural Digest
Arizona Republic
Atlanta Constitution
Associated Press
Barron's
Bloomberg
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Decoder
Gourmet
Individual Investor
Investment Adviser
Investment Dealers' Digest
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsweek
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money


         In advertising and sales literature, the Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate.


         The Fund may compare its performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

         The performance of the Fund may be compared to the following benchmarks:


            CS First Boston High Yield Index
            ICD High Yield Index
            Lehman High Yield Bond Index
            Lehman High Yield Credit Bond Index
            Merrill Lynch High-Yield Master Index
            Merrill Lynch High Yield Master II Index
            Morningstar Corporate Bond (General) Average
            Salomon Brothers Extended High Yield Market Index
            Salomon Brothers High Yield Market Index


         The Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by this independent service that monitors the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by this service or category averages and rankings provided by another independent service. Should this service reclassify the Fund to a different category or develop (and place it into) a new category, it may compare its performance or rank against other funds in the newly-assigned category (or the average of such category) as published by the service.

         In advertising and sales literature, the Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.

                        --------------------------------

         To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                     Common stocks
                                     Small company stocks
                                     Long-term corporate bonds
                                     Long-term government bonds
                                     Intermediate-term government bonds
                                     U.S. Treasury bills
                                     Consumer Price Index

         Average Life Calculations. From time to time, the Fund may quote an average life figure for its portfolio. Average life is the weighted average period over which Stein Roe expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity.


         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging cannot guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

                               APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

CORPORATE BOND RATINGS

RATINGS BY MOODY'S

         Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

         Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

         A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during Highest both good and bad times Quality over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

         AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C1. This rating is reserved for income bonds on which no interest is being paid.

         D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

COMMERCIAL PAPER RATINGS

RATINGS BY MOODY'S

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                Prime-1         Highest Quality
                Prime-2         Higher Quality
                Prime-3         High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

RATINGS BY S&P

         A brief description of the applicable rating symbols and their meaning follows:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

                                  ------------

PART C            OTHER INFORMATION

ITEM 24           EXHIBITS.

[Note: As used herein, the terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 333-19181.]

       (a)(1) Agreement and Declaration of Trust dated 7/31/96 as amended through 12/13/96. (Exhibit to PEA #5)*

          (2) Amendment to Agreement and Declaration of Trust dated 10/7/99. (Exhibit to PEA #7)*

       (b)(1) By-Laws of Registrant as adopted on 7/31/96 and restated on 2/5/97 as amended through 2/5/98.(Exhibit to PEA #5)*

          (2)     Amendment to By-Laws dated 3/15/00. (Exhibit to PEA #6)*

(3)      Amendment to By-Laws dated 9/28/00. (Exhibit to PEA #6)*

(4)      Amendment to By-Laws dated 7/10/01.  (Exhibit to PEA #7)*

       (c)        None.

       (d) Management Agreement between Liberty-Stein Roe Funds Trust and Stein Roe & Farnham Incorporated dated July 29, 2002 is filed herewith.

       (e) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 1/1/98 as amended through 8/4/99. (Exhibit to PEA #5)*

       (f)        None.

       (g) Custodian contract between Registrant and State Street Bank and Trust Company dated 10/10/01 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos.
                  2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

  (h)(1) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated dated 2/14/97. (Exhibit 9(b) to PEA #1.)*

     (2)(a) Accounting and bookkeeping agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/3/99. (Exhibit to PEA #5)*

        (b) Amendment to Accounting and Bookkeeping Agreement between Registrant and Stein Roe dated 7/1/01. (Exhibit to PEA #7)*

       (3)(a) Transfer agency agreement between Registrant and Stein-Roe Services Inc. dated 2/14/97. (Exhibit 9(a) to PEA #1.)*

           (b) Sub-transfer agent agreement between Registrant and Liberty Funds Services, Inc. as amended through 3/31/99.
               (Exhibit to PEA #5)*

       (c) Joinder and Release Agreement with respect to Agency Agreement dated 12/18/00. (Exhibit to PEA #7)*

        (d) Amendment to Agency Agreement dated 7/1/01.

       (i)(1) Opinion and consent of Bell, Boyd & Lloyd, LLC. (Exhibit to Pre-Effective Amendment No. 1)*

          (2)     Consent of Bell, Boyd and Lloyd, LLC is filed herewith.

       (j)        Consent of Ernst & Young LLP is filed herewith.

       (k)        None.

       (l)        Subscription agreement. (Exhibit 13 to Pre-Effective
                  Amendment.)*

       (m)        None.

(n)      None.

(o)      None.

    (p)        Code of Ethics of Colonial Management Associates, Inc., the
                  Fund and Liberty Funds Distributor, Inc., as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

                  Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville
                  - filed in Part C, Item, 23 of Post-Effective Amendment NO.
                  68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos.2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

* Incorporated by reference.


ITEM 24       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

                  The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25           INDEMNIFICATION.

                  Article VIII of the Agreement and Declaration of Trust of Registrant (Exhibit (a)(1)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                  Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with
                  Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  Unless otherwise permitted under the 1940 Act,

          (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

(iii)Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by Article VII and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  Article VIII also provides that its indemnification provisions are not exclusive.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                  Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.






ITEM 26           BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe, the Registrant's investment advisor, is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Columbia Management Group, Inc., which is a wholly owned subsidiary of Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation.
Stein Roe acts as investment advisor to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment advisor to other investment companies having different investment strategies and policies.

For a two-year business history of certain officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services," or "Management of the Funds," as applicable.

Certain directors and executive officers of Stein Roe also serve and have during the past two years served, in various capacities as officers, directors, or trustees of the companies listed below and of the Registrant and other investment companies managed wholly or in part by Stein Roe. A list of such capacities is given below.


                                                                       POSITION FORMERLY
                                                                          HELD WITHIN
                                           CURRENT POSITION               PAST TWO YEARS
                                          -------------------            --------------
COLUMBIA MANAGEMENT GROUP, INC. (590 Madison Avenue - 36th Floor, New York, NY  10022)
Keith T. Banks                                  Director, Chairman, Pres., CEO
Roger A. Sayler                                 Director, Exec. V.P.
Joseph R. Palombo                               Director, Exec. V.P., COO
Jean S. Loewenberg                              Secretary, General Counsel

COLUMBIA MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

COLUMBIA FUNDS MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

FLEET INVESTMENT ADVISORS, INC. (100 Federal Street, Boston, MA 02110)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., COO
Roger Sayler                                    Director

PROGRESS INVESTMENT MANAGEMENT (71 Stevenson Street, Suite 1620, San Francisco, CA 94105)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

WAM ACQUISITION GP, INC. (227 West Monroe Street, Suite 3000, Chicago, Illinois 60606)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

NEWPORT PRIVATE EQUITY ASIA, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director

NEWPORT PACIFIC MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

NEWPORT FUND MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY NEWPORT HOLDINGS LTD. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ADVISORY SERVICES CORP. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, CEO, President, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

FINANCIAL CENTRE INSURANCE AGENCY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ASSET MANAGEMENT COMPANY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

CRABBE HUSON GROUP, INC. (121 South West Morrison, Suite 1400, Portland, OR 97204)
Keith T. Banks                                  Director, Chairman, CEO, President
Joseph R. Palombo                               Director
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

COLONIAL ADVISORY SERVICES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY FUNDS GROUP LLC (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., CAA
Roger Sayler                                    Director
Philip J. Iudice                                Treasurer
Jean S. Loewenberg                              Secretary

LIBERTY FUNDS SERVICES, INC. (One Financial Center, Boston, MA 02111)
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary

COLONIAL MANAGEMENT ASSOCIATES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  President and CIO
Joseph R. Palombo                               Director, Exec. V.P.
Michael Bissonnette                             Senior Vice President
Bonny E. Boatman                                Senior Vice President
Linda DiSilva Begley                            Senior Vice President
Frazier Evans                                   Senior Vice President
Leslie W. Finnemore                             Senior Vice President
Brian Good                                      Vice President
Erik Gustafson                                  Senior Vice President
Richard Hegwood                                 Vice President
Harvey B. Hirschhorn                            Senior Vice President
Michael T. Kennedy                              Senior Vice President
Jeffrey Kinzel                                  Senior Vice President
Maureen Newman                                  Senior Vice President
Scott B. Richards                               Senior Vice President
Roger Sayler                                    Director, Exec. V.P.
Scott Schermerhorn                              Senior Vice President
Gary Swayze                                     Senior Vice President
William Wadden                                  Vice President
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INVESTMENT
TRUST, LIBERTY-STEIN ROE ADVISOR TRUST, LIBERTY-STEIN ROE FUNDS MUNICIPAL
TRUST, LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST, LIBERTY-STEIN ROE FUNDS
TRUST, STEINROE VARIABLE INVESTMENT TRUST, LIBERTY FLOATING RATE FUND,
LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE
FLOATING RATE LIMITED LIABILITY COMPANY, LIBERTY VARIABLE INVESTMENT TRUST,
SR&F BASE TRUST, LIBERTY FUNDS TRUST I, LIBERTY FUNDS TRUST II, LIBERTY FUNDS
TRUST IV, LIBERTY FUNDS TRUST V, LIBERTY FLOATING RATE ADVANTAGE FUND (One
Financial Center, Boston, MA 02111)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               Trustee                        VP

GALAXY FUND, GALAXY FUND II, GALAXY VIP FUND (100 Federal Street, Boston, MA
02110)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               V.P.




ITEM 27           PRINCIPAL UNDERWRITERS.

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment
      Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P.                  Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Couto, Scott           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schofield, Karl        V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Vaughey, Andrew        V.P.                  None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.




ITEM 28           LOCATION OF ACCOUNTS AND RECORDS.

                  Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent, Liberty Funds Services, Inc., located at One Financial Center, Boston, MA 02111 or custodian, State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, MA 02171.

ITEM 29           MANAGEMENT SERVICES.

None

ITEM 30           UNDERTAKINGS.

None








                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty-Stein Roe Funds Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.







                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty-Stein Roe Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement under the Securities Act of 1933 and Amendment No. 9 to its Registration Statement under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on this 28th day of October, 2002.

                                                LIBERTY-STEIN ROE FUNDS TRUST



                                                By/s/  KEITH T. BANKS
                                                Keith T. Banks, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated:

Signature                       Title                          Date




/s/ KEITH T. BANKS             President                       October 28, 2002
    Keith T. Banks             (Principal
                               Executive Officer)



/s/ J. KEVIN CONNAUGHTON       Chief Financial                 October 28, 2002
    J. Kevin Connaughton       Officer (Principal
                               Financial Officer)




/s/ VICKI L. BENJAMIN          Controller and Chief            October 28, 2002
    Vicki L. Benjamin          Accounting Officer
                               (Principal Accounting
                               Officer)




DOUGLAS A. HACKER*             Trustee
------------------
Douglas A. Hacker



JANET LANGFORD KELLY*          Trustee
---------------------
Janet Langford Kelly



RICHARD W. LOWRY*              Trustee
-----------------
Richard W. Lowry



SALVATORE MACERA*              Trustee
Salvatore Macera



WILLIAM E. MAYER*              Trustee                    */s/Russell Kane
----------------                                           ---------------
William E. Mayer                                            Russell Kane
                                                            Attorney-in-fact
                                                            October 28,2002

DR. CHARLES R. NELSON*         Trustee
----------------------
Dr. Charles R. Nelson



JOHN J. NEUHAUSER*             Trustee
------------------
John J. Neuhauser



JOSEPH R. PALOMBO*             Trustee
------------------
Joseph R. Palombo



THOMAS E. STITZEL*             Trustee
------------------
Thomas E. Stitzel



THOMAS C. THEOBALD*            Trustee
-------------------
Thomas C. Theobald



ANNE-LEE VERVILLE*             Trustee
------------------
Anne-Lee Verville





 EXHIBIT INDEX

(d) Management Agreement between Liberty-Stein Roe Funds Trust and Stein Roe & Farnham Incorporated dated July 29, 2002.

(i)(2)            Consent of Bell, Boyd & Lloyd LLC.

(j)               Consent of Ernst & Young LLP.